EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2019-A SERIES

Period	Collection	Accrual	Distribution
From	01-Sep-20	15-Sep-20	15-Oct-20
To	30-Sep-20	15-Oct-20
Days	30

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$265,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$12,031,298.79
Series Nominal Liquidation Amount	1,277,931,298.79
Required Participation Amount	$1,277,931,298.79
Excess Receivables	$106,480,597.10

Excess Funding Account	$0.00

Total Collateral	1,384,411,895.89

Collateral as Percent of Notes	138.44%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$3,533,275,048.29
Total Principal Collections	($1,647,608,761.88)
Investment in New Receivables	$1,542,807,181.97
Receivables Added for Additional Accounts	$0.00
Repurchases	($33,553,952.63)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($625,630,673.56)
Less Servicing Adjustment	($465,050.40)

Ending Balance	$2,768,823,791.79

SAP for Next Period	50.00%

Average Receivable Balance	$2,835,489,639.34
Monthly Payment Rate	58.11%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$10,404,083.86
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$10,404,083.86

Series Allocation Percentage at Month-End	50.00%
Floating Allocation Percentage at Month-End	73.21%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	30
LIBOR	0.152380%
Applicable Margin	0.560000%

	0.712380%

	Actual	Per $1000
Interest	593,650.00	0.59
Principal	—	—

		0.59
Total Due Investors	593,650.00
Servicing Fee	1,055,983.97

Excess Cash Flow	2,158,594.20

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$18,988,500.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.51%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	38.44%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.